Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Finance income (expense)
Schedule of company's incurred finance income (expense)
Year ended December 31	2024	2023	2022
Interest income	$206	$75	$10
Remeasurement of royalty obligation	-	37	(169)
Accretion of acquisition payable	-	-	(44)
Bank charges and other interest	(31)	(27)	(26)
Finance expense from lease obligation	(10)	(20)	23
	$165	$65	$(206)

Schedule of company's paid finance income (expense)
Year ended December 31	2024	2023	2022
Interest received	$206	$75	$10
Other interest, net and banking fees	(31)	(27)	(26)
	$175	$48	$(16)